LOANS RECEIVABLE, NET - Nonaccrual loan principal (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
LOANS RECEIVABLE, NET
Nonaccrual loan principal	¥ 14,888	¥ 981
Less allowance for loan losses	(14,726)	(958)
Nonaccrual loans, net	¥ 162	¥ 23